Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits
Schedule of employee benefit

	2018	2017	2016
	(€ in thousands)
Wages and salaries	11,558	11,855	10,184
Social security costs	1,346	1,285	1,093
Pension costs — defined contribution plans	868	860	764
Equity-settled share based payments	3,224	4,024	2,454
	16,996	18,024	14,495
Average number of employees for the period	127.7	139.9	133.4

Schedule of employee per activity

	December 31, 2018	December 31, 2017	December 31, 2016
Research and Development	89.2	96.2	100.4
General and Administrative	29.6	34.0	32.9
Total number of employees at December 31 (converted to FTE)	118.8	130.2	133.3